UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22461

Morgan Creek Global Equity Long/Short Institutional Fund
(Exact name of registrant as specified in charter)

301 West Barbee Chapel Road, Suite 200, Chapel Hill, NC	27517
(Address of principal executive offices)	(Zip Code)

Corporation Service Company 2711 Centerville Road Suite 400 Wilmington, Delaware 19808
(Name and address of agent for service)

Registrant’s Telephone Number, including area code	(919) 933-4004

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2019

Item 1. Schedule of Investments.

The Registrant’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Creek Global Equity Long/Short Institutional Fund

(A Delaware Statutory Trust)

Schedule of Investments

June 30, 2019

(in U.S. dollars) (Unaudited)

						Next
			Percent			Available
			of Net			Redemption
Investments	Cost	Fair Value	Assets	Domicile	Liquidity[1,2]	Date[3]
Investments in Portfolio Funds
Asia
Old Peak Asia Fund Ltd.
500 shares – Class A Series 18	$500,000	$362,756	1.19%	Cayman Islands	Quarterly	9/30/2019
Private Investors III, LLC
1,565 shares	1,561,599	1,363,022	4.49	United States	0-5 Years	N/A
Teng Yue Partners Offshore Fund, L.P.[4]
1,058 shares	1,058,417	2,942,192	9.68	Cayman Islands	Quarterly	9/30/2019
Tybourne Equity (Offshore) Fund[4]
1,715 shares – Series A	1,714,753	2,347,698	7.73	Cayman Islands	Quarterly	9/30/2019
Total Asia	4,834,769	7,015,668	23.09

Emerging Markets
New Century Holdings XI, L.P.
41,818 shares	36,286	47,271	0.15	Cayman Islands	Illiquid	N/A
Total Emerging Markets	36,286	47,271	0.15

Energy & Natural Resources
CamCap Resources Offshore Fund, Ltd.
114 shares – Class B	21,545	9,497	0.03	Cayman Islands	Illiquid	N/A
MLO Private Investment, Ltd.
47 shares – Series 01	76,995	83,765	0.28	Cayman Islands	Illiquid	N/A
Whetstone Capital Offshore Fund, Ltd.
1,031 shares	1,030,294	1,224,875	4.03	Cayman Islands	Quarterly	9/30/2019
Total Energy & Natural Resources	1,128,834	1,318,137	4.34

Healthcare
Broadfin Healthcare Offshore Fund, Ltd.
490 shares – Series A	489,705	533,456	1.76	Cayman Islands	Quarterly	9/30/2019
Total Healthcare	489,705	533,456	1.76

Technology
ACM Opportunities Fund, L.P.
1,750 shares – Class E	1,750,000	5,441,026	17.91	United States	0-5 Years	N/A
Light Street Xenon, Ltd.
448 shares – Class A	588,638	1,080,585	3.56	Cayman Islands	Quarterly	9/30/2019
Tiger Global, Ltd.[4]
5,470 shares – Class C Series 01	3,073,197	7,806,317	25.69	Cayman Islands	Annually	3/31/2020
Tiger Global, Ltd.[4]
3,389 shares – Class E	786,027	2,305,752	7.59	Cayman Islands	Annually	3/31/2020
Total Technology	6,197,862	16,633,680	54.75

Morgan Creek Global Equity Long/Short Institutional Fund

(A Delaware Statutory Trust)

Schedule of Investments (continued)

June 30, 2019

(in U.S. dollars) (Unaudited)

						Next
			Percent			Available
			of Net			Redemption
Investments	Cost	Fair Value	Assets	Domicile	Liquidity[1,2]	Date[3]
Value Long/Short
Bronte Capital Ganymede Fund Ltd.
500 shares – Class A	$500,000	$567,540	1.87%	Cayman Islands	Monthly	7/31/2019
Falcon Edge Global Ltd.
361 shares – Class B	512,433	594,837	1.96	Cayman Islands	Illiquid	N/A
Falcon Edge Global Ltd.
1 share – Class S	779	-	0.00	Cayman Islands	Illiquid	N/A
Falcon Edge Global Ltd.
100 shares – Standard Share Partners	93,393	64,626	0.21	Cayman Islands	Illiquid	N/A
Glade Brook Private Investors VII, LLC
1,149 shares	1,144,320	1,004,793	3.31	United States	0-5 Years	N/A
Tiger Veda Ltd.
93 shares – Class C1	252,747	222,027	0.73	Cayman Islands	Illiquid	N/A
Tiger Veda Ltd.
110 shares – Class C3	82,954	92,735	0.30	Cayman Islands	Illiquid	N/A
Total Value Long/Short	2,586,626	2,546,558	8.38

Total Investments in Portfolio Funds	$15,274,082	$28,094,770	92.47%

Investments in Securities
Common Stocks
Global Opportunistic
Aclaris Therapeutics, Inc.*
9,915 shares	$69,935	$21,714	0.07%	United States
Amazon.com, Inc.*
68 shares	34,111	128,767	0.42	United States
Apollo Global Management LLC
3,812 shares	100,493	130,752	0.43	United States
Aratana Therapeutics, Inc.*
15,801 shares	70,814	81,533	0.27	United States
Avadel Pharmaceuticals plc*
46,000 shares	70,581	132,940	0.44	Ireland
Banco De Oro Unibank, Inc.*
50,492 shares	140,857	128,018	0.42	Philippines
BeiGene, Ltd.*
971 shares	141,462	120,355	0.40	China
Berkshire Hathaway Inc.*
618 shares	125,903	131,739	0.43	United States
CarGurus, Inc.*
3,469 shares	136,826	125,266	0.41	United States
CyberAgent, Inc.*
4,613 shares	110,722	88,892	0.29	Japan
Energy Transfer Equity, LP
8,427 shares	84,381	118,652	0.39	United States
Facebook, Inc.*
680 shares	125,964	131,240	0.43	United States
Fanhua Inc.
2,140 shares	62,374	71,626	0.24	China
Fiat Chrysler Automobiles N.V.*
9,418 shares	144,824	130,157	0.43	United States

Morgan Creek Global Equity Long/Short Institutional Fund

(A Delaware Statutory Trust)

Schedule of Investments (continued)

June 30, 2019

(in U.S. dollars) (Unaudited)

			Percent
			of Net
Investments	Cost	Fair Value	Assets	Domicile
Common Stocks (continued)
Herbalife Nutrition Ltd.*
2,832 shares	$152,279	$121,096	0.40%	United States
Heron Therapeutics, Inc.*
3,100 shares	73,661	57,629	0.19	United States
Iovance Biotherapeutics, Inc.*
7,794 shares	108,421	191,109	0.63	United States
La Jolla Pharmaceutical Company*
11,290 shares	71,468	104,432	0.34	United States
Microsoft Corporation
990 shares	72,666	132,620	0.44	United States
Netflix, Inc.*
177 shares	62,112	65,016	0.21	United States
Ping An Insurance Group Company of China, Ltd.*
2,892 shares	63,450	69,495	0.23	China
Retrophin, Inc.*
3,277 shares	70,790	65,835	0.22	United States
Rolls-Royce Holdings, PLC
10,737 shares	91,614	114,456	0.38	United Kingdom
SoftBank Group Corp.
2,572 shares	118,478	123,276	0.41	Japan
Suncity Group Holdings Limited*
502,901 shares	125,117	122,607	0.40	Hong Kong
Tal Education Group*
3,665 shares	116,137	139,636	0.46	China
Tencent Holdings Limited
2,929 shares	126,825	132,567	0.44	United States
The Walt Disney Company
468 shares	62,785	65,352	0.21	China
Twilio Inc.*
903 shares	100,478	123,124	0.41	United States
Total Common Stocks	2,835,528	3,169,901	10.44

Preferred Stock
Global Opportunistic
Rolls-Royce Holdings, PLC
486,220 shares	-	618	0.00	United Kingdom
Total Preferred Stock	-	618	0.00

Rights
Global Opportunistic
Rolls-Royce Holdings, PLC
903,854 shares	-	1,148	0.00	United Kingdom
Total Rights	-	1,148	0.00

Total Investments in Securities	$2,835,528	$3,171,667	10.44%

Total Investments	$18,109,610	$31,266,437	102.91%

Morgan Creek Global Equity Long/Short Institutional Fund

(A Delaware Statutory Trust)

Schedule of Investments (continued)

June 30, 2019

(in U.S. dollars) (Unaudited)

			Percent
			of Net
Investments	Proceeds	Fair Value	Assets	Domicile
Securities Sold Short
Common Stocks
Global Opportunistic
ASICS Corporation
9,800 shares	$(182,945)	$(106,116)	(0.35)%	Japan
China Evergrande Group
40,000 shares	(161,674)	(112,147)	(0.37)	China
FamilyMart UNY Holdings Co., Ltd.
5,200 shares	(146,898)	(124,096)	(0.41)	Japan
Hengan International Group Company Limited
18,500 shares	(134,276)	(136,065)	(0.45)	China
H & M Hennes & Mauritz AB
9,500 shares	(143,342)	(169,293)	(0.56)	Sweden
Lawson, Inc.
3,000 shares	(193,148)	(143,911)	(0.47)	Japan
Mattel, Inc.
13,524 shares	(152,421)	(151,604)	(0.50)	United States
Next PLC
1,965 shares	(158,180)	(137,953)	(0.46)	United Kingdom
Sunac China Holdings Limited
41,000 shares	(220,775)	(201,558)	(0.66)	China
Tesla Inc.*
2,667 shares	(741,831)	(595,968)	(1.96)	United States
Wirecard AG
670 shares	(124,750)	(112,857)	(0.37)	Germany
Total Common Stocks	(2,360,240)	(1,991,568)	(6.56)

Total Securities Sold Short	$(2,360,240)	$(1,991,568)	(6.56)%
Other Assets, less Liabilities		1,108,583	3.65
Total Net Assets		$30,383,452	100.00%

(1)	Available frequency of redemptions after initial lock-up period, if any. Different tranches may have different liquidity terms.
(2)	0-5 Years - Portfolio Funds will periodically redeem depending on cash availability.
(3)	Investments in Portfolio Funds may be composed of multiple tranches. The Next Available Redemption Date relates to the earliest date after June 30, 2019 that redemption from a tranche is available. Other tranches may have an available redemption date that is after the Next Available Redemption Date. Redemptions from Portfolio Funds may be subject to fees.
(4)	Although the Portfolio Fund has monthly, quarterly, or annual redemption rights, there are various gates, holdbacks, and/or side pockets imposed by the manager of the Portfolio Fund, which prevent the Fund from being able to redeem its entire position at the next available redemption date.
*	Non-income producing security.

Notes to Schedule of Investments

Valuation of Portfolio Funds and Securities

Morgan Creek Global Equity Long/Short Institutional Fund (the “Fund”) is structured as a fund-of-funds and its investment objective is to generate greater long-term returns when compared to traditional equity market benchmarks, while exhibiting a lower level of volatility and a modest degree of correlation to these markets. The Fund seeks to achieve this objective primarily by investing in private funds and other pooled investment vehicles (collectively, the “Portfolio Funds”), and exchange traded funds, common stocks, rights, and preferred stock, (collectively, the “Securities”) that are not expected to be highly correlated to each other or with traditional equity markets over a long-term time horizon. In August 2018, the FASB issued Accounting Standards Update (ASU) No. 2018-13, Fair Value Measurement (Topic 820) - Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”), which simplifies the disclosure requirements on fair value measurement. ASU 2018-13 is effective for annual periods beginning after December 15, 2019, and early adoption is permitted. The amendment within ASU 2018-13 eliminates, among other things, the requirement to disclose the reconciliation of the movement in fair value of Level 3 investments and the changes in unrealized gains and losses for the period included in earnings for recurring Level 3 fair value measurements held at the end of the reporting period. The Fund early adopted, and applied, ASU 2018-13 for the year ended March 31, 2019. The Fund’s adoption of the ASU 2018-13 did not have a material impact. The Fund carries its investments in Portfolio Funds at fair value in accordance with FASB ASC 820 “Fair Value Measurements and Disclosures” (“ASC 820”) which clarifies the definition of fair value for financial reporting, establishes a hierarchal disclosure framework for measuring fair value and requires additional disclosures about the use of fair value measure.

The net asset value (“NAV”) of the Fund is determined as of the close of business at the end of any fiscal period, generally monthly, in accordance with the valuation principles described below, or as may be determined from time to time pursuant to policies established by Morgan Creek Capital Management, LLC (the “Advisor”). The Fund’s NAV is calculated by State Street Bank & Trust Company, in its capacity as the Fund’s administrator (the “Administrator,” or “State Street”).

The Fund’s Board of Trustees (the “Board”) has ultimate responsibility for valuation but has delegated the process of valuing securities for which market quotations are not readily available to the Valuation Committee (the “Committee”). The Committee is responsible for monitoring the Fund’s valuation policies and procedures (which have been adopted by the Board and are subject to Board oversight), making recommendations to the Board on valuation-related matters and ensuring the implementation of the valuation procedures used by the Fund to value securities, including the fair value of the Fund’s investments in Portfolio Funds. These procedures shall be reviewed by the Board no less frequently than annually. Any revisions to these procedures that are deemed necessary shall be reported to the Board at its next regularly scheduled meeting.

Investments in Portfolio Funds held by the Fund are valued as follows:

The Fund measures the fair value of an investment that does not have a readily determinable fair value, based on the NAV of the investment as a practical expedient, without further adjustment, unless it is probable that the investment will be sold at a value significantly different than the NAV in accordance with ASC 820. If the practical expedient NAV is not as of the reporting entity’s measurement date, then the NAV is adjusted to reflect any significant events that may change the valuation. In using the NAV as a practical expedient, certain attributes of the investment, that may impact the fair value of the investment, are considered in measuring fair value. Attributes of those investments include the investment strategies of the investees and may also include, but are not limited to, restrictions on the investor’s ability to redeem its investments at the measurement date. The Fund is permitted to invest in alternative investments that do not have a readily determinable fair value and, as such, has elected to use the NAV as calculated on the Fund’s measurement date as the fair value of the investments. Investments in Portfolio Funds are subject to the terms of the Portfolio Funds’ offering and governing documents. Valuations of the Portfolio Funds may be subject to estimates and are net of management and performance incentive fees or allocations payable to the Portfolio Funds as required by the Portfolio Funds’ operating documents.

The Advisor’s rationale for the above approach derives from the reliance it places on its initial and ongoing due diligence, which understands the respective controls and processes around determining the NAV with the third-party investment managers (the “Managers”) of the Portfolio Funds. The Advisor has designed an ongoing due diligence process with respect to the Portfolio Funds and their Managers, which assists the Advisor in assessing the quality of information provided by, or on behalf of, each Portfolio Fund and in determining whether such information continues to be reliable or whether further investigation is necessary.

Where no value is readily available from a Portfolio Fund or Securities or where a value supplied by a Portfolio Fund is deemed by the Advisor not to be indicative of its fair value, the Advisor will determine, in good faith, the fair value of the Portfolio Fund or Securities subject to the approval of the Board and pursuant to procedures adopted by the Board and subject to the Board’s oversight. The Advisor values the Fund’s assets based on such reasonably available relevant information as it considers material. Because of the inherent uncertainty of valuation, the fair values of the Fund’s Portfolio Funds may differ significantly from the values that would have been used had a ready market for the Portfolio Funds held by the Fund been available.

Investments in Publicly Traded Securities held by the Fund are valued as follows:

The Fund values investments in publicly traded securities, including common stocks, rights, and securities sold short, that are listed on a national securities exchange at their closing price on the last business day of the period.

Fair Value of Financial Instruments

In accordance with ASC 820, the Fund discloses the fair value of its investments in Portfolio Funds and Securities in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements). The guidance establishes three levels of the fair value hierarchy as follows:

Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 - Other significant observable inputs; and

Level 3 - Other significant unobservable inputs.

Inputs broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. The Advisor generally uses the NAV per share of the investment (or its equivalent) reported by the Portfolio Fund as the primary input to its valuation; however, adjustments to the reported amount may be made based on various factors.

A Security’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Advisor. The Advisor considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by multiple, independent sources that are actively involved in the relevant market.

All of the Fund’s investments in Securities have been classified within level 1 and Securities sold short have been classified within level 1. Transfers in and/or out of levels are recognized at the date of circumstances that caused the transfer.

The Advisor’s belief of the most meaningful presentation of the strategy classification of the Portfolio Funds and Securities is as reflected on the Schedule of Investments.

Hedge funds such as the Portfolio Funds are generally funds whose shares are issued pursuant to an exemption from registration under the Investment Company Act of 1940, as amended (the “1940 Act”) or are issued offshore. The frequency of such subscription or redemption options offered to investors is dictated by such hedge fund’s governing documents. The amount of liquidity provided to investors in a particular Portfolio Fund is generally consistent with the liquidity and risk associated with the Portfolio Funds (i.e., the more liquid the investments in the portfolio, the greater the liquidity provided to the investors).

Liquidity of individual hedge funds varies based on various factors and may include “gates,” “holdbacks” and “side pockets” (defined in the Fund’s prospectus) imposed by the manager of the hedge fund, as well as redemption fees which may also apply. These items have been identified as illiquid (“0-5 years”) on the Schedule of Investments.

Assumptions used by the Advisor due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations.

The following is a summary of the inputs used as of June 30, 2019 in valuing the Fund’s investments in Securities and Securities sold short carried at fair value:

	Assets at Fair Value as of June 30, 2019
	Level 1	Level 2	Level 3	Total
Investments
Securities
Common Stocks – Global Opportunistic	$3,169,901	$-	$-	$3,169,901
Preferred Stock – Global Opportunistic	-	618	-	618
Rights – Global Opportunistic	1,148	-	-	1,148
Total Investments	$3,171,049	$618	$-	$3,171,667

	Liabilities at Fair Value as of June 30, 2019
	Level 1	Level 2	Level 3	Total
Securities Sold Short
Common Stocks – Global Opportunistic	$(1,991,568)	$-	$-	$(1,991,568)
Total Securities Sold Short	$(1,991,568)	$-	$-	$(1,991,568)

Total Investments in Portfolio Funds Measured at NAV				$28,094,770

There were no changes in valuation technique and no transfers between the levels of the fair value hierarchy during the reporting period.

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))), were effective based on the evaluation of Registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99 CERT.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Morgan Creek Global Equity Long/Short Institutional Fund

By (Signature and Title)	/s/ Mark W. Yusko
Mark W. Yusko – Chairman, President & Trustee

Date	August 19, 2019

By (Signature and Title)	/s/ Mark B. Vannoy
Mark B. Vannoy – Treasurer

Date	August 19, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Mark B. Vannoy
Mark B. Vannoy – Treasurer

Date	August 19, 2019